UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               The Analytic Funds
                                 P.O.Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-777-7818

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2003

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2003

        ITEM 1.      REPORTS TO STOCKHOLDERS.


================================================================================


                               THE ANALYTIC FUNDS


                                 [logo omitted]
                          [Analytic INVESTORS omitted]




                                  ANNUAL REPORT
                                December 31, 2003

                         THE ADVISORS' INNER CIRCLE FUND


                         ANALYTIC DEFENSIVE EQUITY FUND

                         ANALYTIC SHORT-TERM INCOME FUND

                         ANALYTIC GLOBAL LONG-SHORT FUND


================================================================================

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Statements of Net Assets
   Defensive Equity Fund .................................................     7
   Short-Term Income Fund ................................................    14
Schedule of Investments
   Global Long-Short Fund ................................................    16
Statement of Assets and Liabilities ......................................    26
Statements of Operations .................................................    27
Statements of Changes in Net Assets ......................................    28

Financial Highlights
   Defensive Equity Fund .................................................    30
   Short-Term Income Fund ................................................    31
   Global Long-Short Fund ................................................    32
Notes to Financial Statements ............................................    33
Report of Independent Auditors ...........................................    42
Trustees and Officers of The Advisors' Inner Circle Fund .................    44
Notice to Shareholders ...................................................    52
--------------------------------------------------------------------------------



A description of the policies and procedures that the Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge (i) by calling 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

December 31, 2003
Dear Fellow Shareholders:

We are pleased to send you the Analytic Funds annual report for the year ended December 31, 2003.

U.S. equities posted a positive return for the first time since 1999, as the S&P 500 Index returned 28.69% for 2003. Investors welcomed an economic recovery with real output growing 3.1% for the year, leading to a 27% surge in reported profits by the companies in the S&P 500 Index. The equity rally was further aided by 45 year low interest rates as core consumer prices rose just 1.1% over the year. A major reason for this was improved productivity, which reached a 20-year high in the 4th quarter. Investors also welcomed the tax cut package signed into law by President Bush. The combination of low interest rates, tax cuts, and growth without inflation restarted the U.S. economy and sent equity prices higher.

The improving global economy led by growth in the U.S. and China also helped push international equities to strong gains in 2003. International markets were given a further boost by the continued weakness of the U.S. dollar as it fell 20% against the euro and almost 11% versus the Japanese Yen. According to Morgan Stanley Capital International indices, the Japanese market finished up over 35%, Europe 38%, and Emerging Markets over 50%.

Bonds also delivered positive returns in 2003 with U.S. Treasuries posting modest gains as the Lehman 1-3 year U.S. Government Index returned 2.02%. Although the Fed lowered interest rates in June, investors were a little concerned they had seen the last interest rate cut and instead focused on corporate bonds. Like U.S. equities, corporate bonds benefited from the economic recovery. Both investment grade and high yield corporate bonds posted strong returns, with the Lehman U.S. Corporate High Yield Bond Index returning an impressive 28.97%. In addition, high quality, long term investment-grade corporate bonds returned 10.45%, their 4th consecutive year of strong gains.

The Analytic Defensive Equity Fund (symbol: ANDEX) returned 23.13% in 2003 while the S&P 500 Index was up 28.69%. The annual volatility of the S&P 500 Index was 17.0% versus 9.9% for the Defensive Equity Fund. The Fund's conservative, hedged investment process captured 81% of the market return with only 58% of the risk.

The Analytic Global Long-Short Fund (symbol: ANGLX) changed its strategy during the year from investing in international equities on a long only (i.e. buying) basis to that of investing both long and short (i.e. buying and selling short) in global equities. For the year, the Fund returned 26.59% versus 33.11% for the Morgan Stanley MSCI World Index. Similar to the Defensive Equity Fund, the Fund delivered these returns with less risk than the long only index.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

Finally, the Analytic Short-Term Income Fund (symbol: ANSTX) returned 5.76%, outperforming the 2.74% return for the Merrill Lynch 1-3 Year Corporate/Government Index. This significant outperformance was achieved with similar risk, both in terms of interest rate exposure and volatility. The fund was ranked 1st of 75 in the Lipper Short U.S. Government Fund category for total return for the year ended December 31, 2003.

We appreciate your loyalty and continuing support.



Sincerely,



         /s/ Harindra de Silva                        /s/ Greg McMurran

         Harindra de Silva, Ph.D, CFA                 Greg McMurran
         President/Portfolio Manager                  Chief Investment Officer






   /s/ Dennis Bein              /s/ Steven Sapra      /s/ Scott Barker

   Dennis Bein, CFA             Steven Sapra, CFA     Scott Barker, CFA
   Portfolio Manager            Portfolio Manager     Portfolio Manager






         /s/ Robert Murdock                           /s/ Doug Savarese

         Robert Murdock, Ph.D., CFA                   Doug Savarese, CFA
         Portfolio Manager                            Portfolio Manager


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

                     DEFINITION OF THE COMPARATIVE INDICES


LIPPER MUTUAL FUND AVERAGES are equally-weighted benchmarks composed of mutual funds with similar objectives.

MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX is a market-value weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years.

MORGAN STANLEY MSCI WORLD INDEX[SERVICEMARK] is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCIWORLD INDEX consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged, arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 INDEX is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
--------------------------------------------------------------------------------

[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of a $10,000 Investment

                          AVERAGE ANNUAL TOTAL RETURN
                       ----------------------------------
                       FOR PERIOD ENDED DECEMBER 31, 2003
                       ----------------------------------
                       1 Year        5 Year       10 Year
                       ----------------------------------
                       23.13%         3.76%        10.28%
                       ----------------------------------

                       ANALYTIC                                LIPPER LARGE
                      DEFENSIVE            S&P 500            CAP CORE FUNDS
                     EQUITY FUND            INDEX             CLASSIFICATION
12/31/93               $10,000             $10,000               $10,000
1994                   $10,247             $10,132               $ 9,937
1995                   $12,455             $13,940               $13,149
1996                   $14,412             $17,140               $15,923
1997                   $17,162             $22,858               $20,372
1998                   $22,120             $28,705               $25,343
1999                   $26,842             $34,745               $30,875
2000                   $25,108             $31,583               $28,618
2001                   $24,611             $27,828               $24,448
2002                   $21,604             $21,678               $18,625
2003                   $26,601             $27,897               $23,393

*If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
   MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES
     THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY
FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE
      FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of a $10,000 Investment

                          AVERAGE ANNUAL TOTAL RETURN*
                       ----------------------------------
                       FOR PERIOD ENDED DECEMBER 31, 2003
                       ----------------------------------
                       1 Year        5 Year       10 Year
                       ----------------------------------
                        5.76%         5.85%        5.76%
                       ----------------------------------

                                       MERRILL LYNCH                 LIPPER
                                        1-3 YR U.S.                SHORT-TERM
                  ANALYTIC               CORPORATE                    U.S.
                 SHORT-TERM             GOVERNMENT                 GOVERNMENT
                INCOME FUND               INDEX                     OBJECTIVE
12/31/93          $10,000                $10,000                    $10,000
1994              $10,008                $10,060                    $ 9,986
1995              $11,066                $11,174                    $11,013
1996              $11,652                $11,741                    $11,484
1997              $12,299                $12,527                    $12,197
1998              $13,172                $13,405                    $12,941
1999              $13,507                $13,841                    $13,249
2000              $14,533                $14,957                    $14,212
2001              $15,554                $16,260                    $15,197
2002              $16,547                $17,251                    $16,009
2003              $17,501                $17,723                    $16,214


 *If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
   MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES
     THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY
FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
          PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
          MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of a $10,000 Investment

                          AVERAGE ANNUAL TOTAL RETURN
                       ----------------------------------
                       FOR PERIOD ENDED DECEMBER 31, 2003
                       ----------------------------------
                                                   Since
                       1 Year                    9/30/99*
                       ----------------------------------
                       26.59%                     -2.39%
                       ----------------------------------

                ANALYTIC      MORGAN STANLEY  MORGAN STANLEY      LIPPER
                 GLOBAL         MSCI            CAPITAL         INTERNATIONAL
               LONG-SHORT       WORLD         INTERNATIONAL        FUNDS
                  FUND         INDEX***       EAFE INDEX         OBJECTIVE
9/30/99         $10,000        $10,000          $10,000           $10,000
DEC 99          $11,267        $11,687          $11,699           $12,545
JUN 00          $11,267        $11,388          $11,224           $12,061
DEC 00          $ 9,978        $10,147          $10,042           $10,717
JUN 01          $ 8,529        $ 9,076          $ 8,575           $ 9,248
DEC 01          $ 7,642        $ 8,439          $ 7,889           $ 8,455
JUN 02          $ 7,909        $ 7,695          $ 7,761           $ 8,347
DEC 02          $ 7,128        $ 6,760          $ 6,632           $ 7,082
JUN 03          $ 8,120        $ 7,512          $ 7,260           $ 7,694
DEC 03          $ 9,023        $ 8,999          $ 9,190           $ 9,535


  *Beginning of operations. Index comparisons begin on 9/30/99.
 **If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.
***Beginning with this report, the Fund is changing its primary benchmark from the Morgan Stanley Capital International EAFE Index to the Morgan Stanley MSCI World Index because the Morgan Stanley MSCI World Index is a more appropriate benchmark for this type of Fund.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
   MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES
     THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY
FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
          PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 102.5%
--------------------------------------------------------------------------------


                                                          SHARES         VALUE
                                                          ------         -----

AIR TRANSPORTATION -- 0.3%
   FedEx (C) ........................................      2,201    $  148,568
                                                                    ----------
AUTOMOTIVE -- 5.5%
   Autozone* (C) ....................................      4,009       341,607
   Cummins (C) ......................................      6,127       299,855
   Dana (C) .........................................     13,608       249,707
   Ford Motors (C) ..................................     36,020       576,320
   General Motors (C) ...............................     13,064       697,618
   Rockwell Automation (D) ..........................      7,474       266,074
                                                                    ----------
                                                                     2,431,181
                                                                    ----------
BANKS -- 13.6%
   Bank of America (C) ..............................        813        65,389
   Bank One (D) .....................................     15,379       701,129
   Capital One Financial (C) ........................      7,648       468,746
   Citigroup (C) ....................................     20,392       989,828
   First Tennessee National (C) .....................     12,866       567,391
   FleetBoston Financial (C) ........................      3,895       170,017
   Huntington Bancshares (C) ........................     14,404       324,090
   SouthTrust (D) ...................................     18,376       601,446
   US Bancorp .......................................     26,386       785,775
   Wachovia .........................................     16,854       785,228
   Wells Fargo ......................................     10,795       635,717
                                                                    ----------
                                                                     6,094,756
                                                                    ----------
BUILDING & CONSTRUCTION -- 1.5%
   Centex (C) .......................................      4,075       438,674
   Georgia-Pacific (C) ..............................      7,552       231,620
                                                                    ----------
                                                                       670,294
                                                                    ----------
BUSINESS SERVICES -- 1.3%
   Cendant* (C) .....................................     26,744       595,589
                                                                    ----------
CHEMICALS -- 1.0%
   Cooper Industries, Cl A (C) ......................      7,968       461,586
                                                                    ----------
COMPUTER SOFTWARE -- 1.9%
   Citrix Systems* (C) ..............................     11,843       251,190
   Computer Associates International (C) ............      8,639       236,190
   Symantec* (D) ....................................     10,970       380,111
                                                                    ----------
                                                                       867,491
                                                                    ----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------


                                                          SHARES         VALUE
                                                          ------         -----

COMPUTERS & SERVICES -- 11.9%
   Adobe Systems (C) ................................      5,883    $  231,202
   Cisco Systems* (C) ...............................     43,643     1,060,088
   Computer Sciences* (C) ...........................     10,583       468,086
   Dell* (C) ........................................     18,923       642,625
   EMC-Mass* (C) ....................................      1,928        24,910
   Hewlett-Packard (D) ..............................     17,347       398,461
   Microsoft (D) ....................................     49,224     1,355,629
   Oracle* (D) ......................................     48,916       645,691
   Solectron* (D) ...................................     27,159       160,510
   Sungard Data Systems* (D) ........................     12,227       338,810
                                                                    ----------
                                                                     5,326,012
                                                                    ----------
CONSUMER PRODUCTS -- 1.1%
   Colgate-Palmolive (C) ............................      9,934       497,197
                                                                    ----------
DEPARTMENT STORES -- 2.7%
   Federated Department Stores (C) ..................      9,716       457,915
   Target (D) .......................................     11,618       446,131
   Wal-Mart Stores ..................................      5,758       305,462
                                                                    ----------
                                                                     1,209,508
                                                                    ----------
EDUCATION -- 0.5%
   Apollo Group, Cl A* (C) ..........................      3,153       214,404
                                                                    ----------
ELECTRICAL EQUIPMENT & SERVICES -- 8.2%
   AES* (C) .........................................      2,099        19,815
   C.R. Bard (C) ....................................      7,094       576,388
   Centerpoint Energy (C) ...........................      8,016        77,675
   General Electric (C) .............................     54,042     1,674,221
   Southern (D) .....................................     13,332       403,293
   TXU ..............................................     20,643       489,652
   Xcel Energy ......................................     24,141       409,914
                                                                    ----------
                                                                     3,650,958
                                                                    ----------
FINANCIAL SERVICES -- 3.9%
   Bear Stearns (C) .................................      7,083       566,286
   Deluxe (C) .......................................     11,708       483,891
   Fannie Mae (C) ...................................      3,863       289,957
   Merrill Lynch (D) ................................      6,834       400,814
                                                                    ----------
                                                                     1,740,948
                                                                    ----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------


                                                          SHARES         VALUE
                                                          ------         -----

FOOD, BEVERAGE & TOBACCO -- 2.7%
   Altria Group (D) .................................     16,326    $  888,461
   H.J. Heinz .......................................      8,987       327,396
                                                                    ----------
                                                                     1,215,857
                                                                    ----------
GOLD -- 1.7%
   Newmont Mining (D) ...............................      7,681       373,373
   Praxair (D) ......................................      9,718       371,228
                                                                    ----------
                                                                       744,601
                                                                    ----------
HOME PRODUCTS -- 3.3%
   Avon Products (C) ................................      7,312       493,487
   Fortune Brands (C) ...............................      7,175       512,941
   Gillette (C) .....................................     11,340       416,518
   Hasbro (C) .......................................      2,824        60,095
                                                                    ----------
                                                                     1,483,041
                                                                    ----------
INSURANCE -- 3.7%
   ACE (C) ..........................................     11,024       456,614
   Aetna (C) ........................................      7,366       497,794
   Aflac (C) ........................................     17,397       629,423
   American International Group (C) .................      1,154        76,487
                                                                    ----------
                                                                     1,660,318
                                                                    ----------
LABORATORY EQUIPMENT -- 0.3%
   Waters* ..........................................      3,781       125,378
                                                                    ----------
MACHINERY -- 0.4%
   Ingersoll-Rand, Cl A (D) .........................      2,640       179,203
                                                                    ----------
MEDIA -- 1.6%
   Walt Disney (C) ..................................     31,419       733,005
                                                                    ----------
MEDICAL PRODUCTS & SERVICES -- 5.1%
   Biogen Idec* (C) .................................        767        28,210
   Boston Scientific* (C) ...........................     14,232       523,168
   Johnson & Johnson (D) ............................     22,042     1,138,690
   McKesson (D) .....................................     13,714       441,042
   UnitedHealth Group ...............................      2,219       129,102
                                                                    ----------
                                                                     2,260,212
                                                                    ----------
METALS & MINING -- 0.6%
   Freeport-McMoRan Copper & Gold (C) ...............      6,523       274,814
                                                                    ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------


                                                          SHARES         VALUE
                                                          ------         -----

MISCELLANEOUS BUSINESS SERVICES -- 0.1%
   Unisys* ..........................................      2,256    $   33,502
                                                                    ----------
PETROLEUM & FUEL PRODUCTS -- 2.4%
   BJ Services* (C) .................................      9,612       345,071
   Halliburton (C) ..................................      3,056        79,456
   Occidental Petroleum (D) .........................     14,806       625,405
                                                                    ----------
                                                                     1,049,932
                                                                    ----------
PETROLEUM REFINING -- 5.7%
   Exxon Mobil ......................................     37,190     1,524,790
   Marathon Oil (D) .................................     14,073       465,675
   Sunoco (D) .......................................     10,912       558,149
                                                                    ----------
                                                                     2,548,614
                                                                    ----------
PHARMACEUTICALS -- 6.2%
   Abbott Laboratories (C) ..........................      8,411       391,953
   Merck (D) ........................................     16,875       779,625
   Pfizer (D) .......................................     27,631       976,203
   Wyeth ............................................     14,730       625,288
                                                                    ----------
                                                                     2,773,069
                                                                    ----------
PRINTING & PUBLISHING -- 0.0%
   RR Donnelley & Sons (C) ..........................        421        12,693
                                                                    ----------
RETAIL -- 4.2%
   Autonation* (C) ..................................      3,992        73,333
   Home Depot (C) ...................................     22,779       808,427
   McDonald's (D) ...................................     22,718       564,088
   Sherwin-Williams (D) .............................     10,657       370,224
   Winn-Dixie Stores ................................      4,517        44,944
                                                                    ----------
                                                                     1,861,016
                                                                    ----------
SEMI CONDUCTORS -- 5.4%
   Altera* (C) ......................................     15,233       345,789
   Intel (D) ........................................     37,653     1,212,427
   National Semiconductor* (D) ......................      7,085       279,220
   Nvidia* (D) ......................................     12,511       290,881
   Sanmina-SCI* (D) .................................     20,827       262,628
                                                                    ----------
                                                                     2,390,945
                                                                    ----------
TELEPHONES & TELECOMMUNICATIONS -- 4.0%
   BellSouth (C) ....................................     22,923       648,721
   Lucent Technologies* (D) .........................     19,832        56,323
   Motorola (D) .....................................     34,582       486,569
   Nextel Communications* (D) .......................     15,919       446,687


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------


                                                          SHARES/
                                                        FACE AMOUNT      VALUE
                                                        -----------      -----

TELEPHONES & TELECOMMUNICATIONS -- CONTINUED
   SBC Communications (D) ...........................      1,605    $   41,842
   Sprint-FON Group (C) .............................      5,609        92,100
                                                                    ----------
                                                                     1,772,242
                                                                    ----------
TRANSPORTATION SERVICES -- 0.9%
   Burlington Northern Santa Fe (C) .................        380        12,293
   Ryder System (D) .................................      3,463       118,261
   Sabre Holdings (D) ...............................     10,852       234,295
   Union Pacific ....................................        800        55,584
                                                                    ----------
                                                                       420,433
                                                                    ----------
WHOLESALE -- 0.8%
   Supervalu (D) ....................................     12,557       359,005
                                                                    ----------
   TOTAL COMMON STOCK
      (Cost $39,875,644)                                            45,806,372
                                                                    ----------

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATION -- 6.0%
--------------------------------------------------------------------------------
   U.S. TREASURY BILL (A) (B)
      0.947%, 03/11/04
      (Cost $2,684,918) ............................. $2,690,000    2,685,618
                                                                   ----------

--------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 9.5%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund ...........  1,781,069     1,781,069
   Union Bank of California Money Market Fund .......  2,471,009     2,471,009
                                                                    ----------
   TOTAL CASH EQUIVALENTS
      (Cost $4,252,078) .............................                4,252,078
                                                                    ----------
   TOTAL INVESTMENTS -- 118.0%
      (Cost $46,812,640) ............................               52,744,068
                                                                    ----------

--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (17.3)%
--------------------------------------------------------------------------------
   Allegheny Energy* ................................    (11,145)     (142,210)
   Alltel ...........................................     (7,752)     (361,088)
   Biomet ...........................................     (7,279)     (265,028)
   Broadcom, Cl A* ..................................     (6,421)     (218,892)
   Calpine* .........................................    (36,538)     (175,748)
   Charles Schwab ...................................    (16,015)     (189,618)
   Ciena* ...........................................    (29,678)     (197,062)
   Devon Energy .....................................     (1,759)     (100,720)
   Eaton ............................................     (1,480)     (159,810)
   eBay* ............................................     (1,205)      (77,831)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (CONTINUED)
--------------------------------------------------------------------------------


                                                          SHARES         VALUE
                                                          ------         -----

   El Paso ..........................................    (20,083)   $ (164,480)
   Fifth Third Bancorp ..............................     (3,639)     (215,065)
   FPL Group ........................................     (1,463)      (95,709)
   Genzyme Corp-Genl Division* ......................       (462)      (22,795)
   Goodyear Tire & Rubber* ..........................    (12,860)     (101,080)
   Hartford Financial Services Group ................     (1,096)      (64,697)
   Intuit* ..........................................     (2,187)     (115,714)
   Janus Capital Group ..............................    (21,314)     (349,763)
   KeySpan ..........................................     (1,543)      (56,782)
   King Pharmaceut* .................................    (15,592)     (237,934)
   Kohl's* ..........................................     (4,817)     (216,476)
   McGraw-Hill ......................................     (7,328)     (512,374)
   Newell Rubbermaid ................................     (6,318)     (143,861)
   Nicor ............................................     (2,830)      (96,333)
   Northern Trust ...................................     (8,734)     (405,432)
   Novell* ..........................................    (22,454)     (236,216)
   PMC - Sierra* ....................................    (10,428)     (210,124)
   Progress Energy ..................................     (3,904)     (176,695)
   Progressive-Ohio .................................     (3,570)     (298,416)
   RJ Reynolds Tobacco Holdings .....................     (1,027)      (59,720)
   Sealed Air* ......................................     (3,396)     (183,859)
   Siebel Systems* ..................................    (18,751)     (260,076)
   Sun Microsystems* ................................    (40,917)     (183,717)
   Teco Energy ......................................    (13,544)     (195,169)
   Tenet Healthcare* ................................    (11,363)     (182,376)
   Time Warner* .....................................     (3,219)      (57,911)
   Transocean* ......................................    (13,557)     (325,505)
   Union Planters ...................................     (8,252)     (259,855)
   Vulcan Materials .................................     (8,729)     (415,239)
                                                                    ----------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $7,064,523) .........................               (7,731,380)
                                                                    ----------







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 WRITTEN INDEX OPTIONS -- (2.4)%
--------------------------------------------------------------------------------


                                                          CONTRACTS      VALUE
                                                          ---------      -----

   S&P 500 Index January 2004, 1055 Call ............        (35)   $ (207,200)
   S&P 500 Index January 2004, 1065 Call ............        (30)     (147,600)
   S&P 500 Index January 2004, 1075 Call ............        (30)     (123,900)
   S&P 500 Index February 2004, 1050 Call ...........        (30)     (204,000)
   S&P 500 Index February 2004, 1075 Call ...........        (35)     (163,800)
   S&P 500 Index February 2004, 1100 Call ...........        (30)      (94,800)
   S&P 500 Index February 2004, 1115 Call ...........        (30)      (68,100)
   S&P 500 Index March 2004, 1125 Call ..............        (30)      (72,000)
                                                                    ----------
   TOTAL WRITTEN INDEX OPTIONS
      (Premiums received $576,750) ..................               (1,081,400)
                                                                    ----------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 1.7%
--------------------------------------------------------------------------------
   Administration Fees Payable ......................                  (16,706)
   Investment Advisory Fees Payable .................                   (1,679)
   Other Assets and Liabilities, Net ................                  780,083
                                                                    ----------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                  761,698
                                                                    ----------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ..................................               41,969,360
   Undistributed Net Investment Income ..............                  565,659
   Accumulated Net Realized Loss ....................               (3,320,312)
   Net Unrealized Appreciation on Investments,
      Options and Futures Contracts .................                5,264,580
   Net Unrealized Appreciation on Forward Foreign
      Currency Contracts, Foreign Currency and
      Translation of Other Assets and Liabilities
      in Foreign Currency ...........................                  213,699
                                                                    ----------
   TOTAL NET ASSETS-- 100.0% ........................              $44,692,986
                                                                   ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value) ......                4,024,670
                                                                    ==========
NET ASSET VALUE, Offering and Redemption
       Price Per Share                                                  $11.10
                                                                    ==========
*  NON-INCOME PRODUCING SECURITY
CL CLASS
(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS.
(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR SECURITIES SOLD SHORT.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 U.S. TREASURY OBLIGATIONS -- 69.0%
--------------------------------------------------------------------------------


                                                       FACE AMOUNT      VALUE
                                                       -----------      -----
   U.S. TREASURY BILLS (A)
      0.985%, 03/11/04 (C) ..........................  $  70,000    $   69,886
      0.939%, 06/17/04 (B) ..........................  3,500,000     3,484,415
   U.S. TREASURY NOTES
      7.000%, 07/15/06 ..............................    900,000     1,008,099
      6.500%, 05/15/05 ..............................    300,000       320,625
      6.500%, 08/15/05 ..............................    600,000       647,292
      6.500%, 10/15/06 ..............................    500,000       556,930
      5.750%, 11/15/05 ..............................    600,000       644,250
      5.625%, 02/15/06 ..............................    600,000       646,617
      2.625%, 11/15/06 ..............................  1,000,000     1,008,828
      2.375%, 08/15/06 ..............................  1,200,000     1,206,469
      2.000%, 05/15/06 ..............................    800,000       800,156
                                                                    ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $10,337,833) ............................               10,393,567
                                                                    ----------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.4%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 8.0%
   Federal Home Loan Bank
      3.250%, 08/15/05 ..............................    200,000       204,924
      2.875%, 09/15/06 ..............................    600,000       606,373
      2.500%, 03/15/06 ..............................    200,000       201,612
      1.875%, 06/15/06 ..............................    200,000       198,129
                                                                    ----------
                                                                     1,211,038
                                                                    ----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 12.6%
   Federal Home Loan Mortgage Corporation
      5.500%, 07/15/06 ..............................  1,100,000     1,185,250
      2.875%, 12/15/06 ..............................    300,000       302,150
      2.750%, 08/15/06 ..............................    400,000       403,670
                                                                    ----------
                                                                     1,891,070
                                                                    ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.8%
   Federal National Mortgage Association
      5.500%, 02/15/06 ..............................    100,000       107,055
      4.375%, 10/15/06 ..............................    300,000       315,131
                                                                    ----------
                                                                       422,186
                                                                    ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $3,525,712)                                              3,524,294
                                                                    ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CASH EQUIVALENT -- 2.7%
--------------------------------------------------------------------------------


                                                         SHARES/
                                                        CONTRACTS       VALUE
                                                        ---------       -----
   HighMark Diversified Money Market Fund
     (Cost $406,630) ................................    406,630   $   406,630
                                                                   -----------
   TOTAL INVESTMENTS -- 95.1%
      (Cost $14,270,175)                                            14,324,491
                                                                   -----------

--------------------------------------------------------------------------------
 WRITTEN INDEX OPTIONS -- (0.1)%
--------------------------------------------------------------------------------
   CBOE Oil Index June 2004, 280 Puts ...............        (15)       (4,800)
   Dow Jones Utility Index June 2004, 240 Puts ......         (5)       (1,950)
   Euro Top 100 Index March 2004, 200 Puts ..........         (5)       (1,175)
   PHLX Gold/Silver Index June 2004, 90 Puts ........        (25)       (8,500)
   Russell 2000 Index January 2004, 510 Puts ........         (5)         (400)
   S&P 100 Index January 2004, 520 Puts .............        (25)       (4,000)
   S&P 500 Index January 2004, 1050 Puts ............         (5)       (1,500)
                                                                   -----------
   TOTAL WRITTEN INDEX OPTIONS
      (Premiums received $33,170) ...................                  (22,325)
                                                                   -----------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 5.0%
--------------------------------------------------------------------------------
   Reimbursement of Expenses by Investment Adviser ..                   13,657
   Administration Fees Payable ......................                  (11,994)
   Other Assets and Liabilities, Net ................                  751,158
                                                                   -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                  752,821
                                                                   -----------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ..................................               15,585,784
   Distribution in Excess of Net Investment Income ..                 (117,779)
   Accumulated Net Realized Loss ....................                 (506,955)
   Net Unrealized Appreciation on Investments,
     Options and Futures Contracts ..................                   93,937
                                                                   -----------
   TOTAL NET ASSETS-- 100.0% ........................              $15,054,987
                                                                   ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value) ......                1,441,262
                                                                   -----------
NET ASSET VALUE, Offering and Redemption
      Price Per Share ...............................                   $10.45
                                                                   ===========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK (C) -- 90.1%
--------------------------------------------------------------------------------


                                                          SHARES         VALUE
                                                          ------         -----

AUSTRALIA -- 3.0%
   Amcor ............................................      4,907     $  30,539
   Boral ............................................      2,706        10,357
   Publishing & Broadcasting ........................         43           406
   Rio Tinto ........................................        839        23,516
   Transurban Group .................................      1,081         3,632
                                                                    ----------
                                                                        68,450
                                                                    ----------
BELGIUM -- 1.3%
   Colruyt ..........................................        307        29,585
                                                                    ----------
DENMARK -- 0.0%
   ISS ..............................................          6           296
                                                                    ----------
FINLAND -- 1.4%
   Fortum ...........................................      2,973        30,675
                                                                    ----------
FRANCE -- 2.4%
   Bouygues .........................................        651        22,762
   Credit Agricole ..................................      1,343        32,067
                                                                    ----------
                                                                        54,829
                                                                    ----------
GERMANY -- 3.1%
   BASF .............................................        359        20,187
   Continental ......................................        694        26,322
   Deutsche Lufthansa ...............................      1,000        16,713
   Infineon Technologies* ...........................        573         7,965
                                                                    ----------
                                                                        71,187
                                                                    ----------
HONG KONG -- 2.5%
   Bank of East Asia ................................      2,600         7,987
   Cheung Kong Holdings .............................      1,000         7,954
   CLP Holdings .....................................      3,500        16,680
   Swire Pacific ....................................      3,892        24,013
                                                                    ----------
                                                                        56,634
                                                                    ----------
ITALY -- 2.5%
   Banca Popolare di Milano .........................      4,221        27,632
   Italcementi ......................................      2,371        29,578
   Pirelli ..........................................         37            38
                                                                    ----------
                                                                        57,248
                                                                    ----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----

JAPAN -- 21.4%
   Daiwa House Industry .............................      2,000     $  21,275
   Fuji Television Network ..........................          3        16,236
   Fujitsu* .........................................      1,000         5,897
   Hitachi ..........................................      3,000        18,083
   KDDI .............................................          4        22,917
   Kobe Steel* ......................................      9,000        11,253
   Komatsu ..........................................      3,000        19,035
   Koyo Seiko .......................................      2,000        20,547
   Kyowa Hakko Kogyo ................................      5,000        31,819
   Kyushu Electric Power ............................      1,400        24,076
   Marubeni .........................................      2,000         3,826
   Matsushita Electric Industrial ...................      2,000        27,657
   Mitsubishi Electric ..............................      5,000        20,761
   Mitsubishi Heavy Industries ......................      3,000         8,342
   Mitsui Sumitomo Insurance ........................      3,000        24,634
   Nippon Telegraph & Telephone .....................          3        14,472
   NTT Data .........................................          5        18,895
   NTT DoCoMo .......................................         11        24,942
   Olympus Optical ..................................      1,000        21,694
   Omron ............................................        700        14,206
   Pioneer ..........................................        800        22,096
   Sumitomo .........................................      2,000        14,911
   Suzuki Motor .....................................      2,000        29,598
   Tohoku Electric Power ............................      1,400        23,213
   Tokyo Broadcasting System ........................        200         3,186
   Yamaha Motor .....................................      2,000        21,816
                                                                    ----------
                                                                       485,387
                                                                    ----------
NETHERLANDS -- 0.8%
   European Aeronautic Defense and Space ............        777        18,474
                                                                    ----------
NORWAY -- 2.8%
   Norsk Hydro ......................................        501        30,913
   Statoil ..........................................      2,891        32,483
                                                                    ----------
                                                                        63,396
                                                                    ----------
SPAIN -- 1.8%
   Amadeus Global Travel Distribution, Cl A .........      3,616        23,490
   Fomento de Construcciones Y Contratas ............        154         5,680
   Repsol YPF .......................................        528        10,296
                                                                    ----------
                                                                        39,466
                                                                    ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------

 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------


                                                          SHARES         VALUE
                                                          ------         -----

SWEDEN -- 0.0%
   Electrolux, Ser B ................................         28     $     615
                                                                    ----------
SWITZERLAND -- 2.6%
   Lonza Group ......................................        604        34,724
   Swatch Group, Cl B ...............................        196        23,534
                                                                    ----------
                                                                        58,258
                                                                    ----------
UNITED KINGDOM -- 8.0%
   Aegis Group ......................................      9,191        16,248
   Anglo American ...................................      1,161        25,086
   Barratt Development ..............................      1,404        13,648
   Berkeley Group ...................................        433         6,821
   BHP Billiton .....................................        241         2,105
   Boots Group ......................................         19           235
   EMI Group ........................................      4,570        12,987
   George Wimpey ....................................      3,801        25,397
   International Power* .............................      2,704         5,978
   Misys ............................................      1,832         6,945
   Rank Group .......................................      4,772        23,855
   Rentokil Initial .................................      6,247        21,248
   Taylor Woodrow ...................................      4,253        20,328
                                                                    ----------
                                                                       180,881
                                                                    ----------
UNITED STATES -- 36.5%
   Aetna ............................................        341        23,045
   American Standard* ...............................        298        30,009
   Archer-Daniels-Midland ...........................      1,963        29,877
   AT&T Wireless Services* ..........................      2,219        17,730
   Avon Products ....................................        354        23,891
   Bear Stearns .....................................        412        32,939
   Burlington Northern Santa Fe .....................        965        31,218
   Campbell Soup ....................................         10           268
   Clorox ...........................................        392        19,036
   Colgate-Palmolive ................................         37         1,852
   Comcast, Cl A* ...................................        341        11,209
   Computer Sciences* ...............................        625        27,644
   CSX ..............................................        835        30,010
   CVS ..............................................         67         2,420
   Edison International .............................      1,289        28,268
   Federated Department Stores ......................        701        33,038
   First Data .......................................        205         8,423
   Golden West Financial ............................        286        29,512
   Goldman Sachs Group ..............................         68         6,714
   Guidant ..........................................        229        13,786


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------


                                                          SHARES/
                                                        FACE AMOUNT      VALUE
                                                        -----------      -----

UNITED STATES -- (CONTINUED)
   Jefferson-Pilot ..................................        622     $  31,504
   Johnson Controls .................................        273        31,701
   Kroger* ..........................................        969        17,936
   Lehman Brothers Holding ..........................        327        25,251
   Loews ............................................        194         9,593
   Marsh & McLennan .................................         74         3,544
   McGraw-Hill ......................................         45         3,146
   McKesson .........................................        981        31,549
   Merrill Lynch ....................................         19         1,114
   Metlife ..........................................        144         4,848
   Micron Technology* ...............................        732         9,860
   Moody's ..........................................        307        18,589
   Morgan Stanley ...................................        380        21,991
   Occidental Petroleum .............................        760        32,102
   Oracle* ..........................................        899        11,867
   Procter & Gamble .................................         49         4,894
   Schlumberger .....................................         40         2,189
   Sempra Energy ....................................      1,057        31,773
   Stryker ..........................................        250        21,252
   Sun Microsystems* ................................      3,179        14,274
   Sungard Data Systems* ............................        903        25,022
   TJX ..............................................         10           220
   Transocean* ......................................        368         8,836
   Union Pacific ....................................        431        29,946
   Unocal                                                    901        33,184
                                                                    ----------
                                                                       827,074
                                                                    ----------
   TOTAL COMMON STOCK
      (Cost $1,766,857) .............................                2,042,455
                                                                    ----------

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATION -- 7.9%
--------------------------------------------------------------------------------
   U.S. TREASURY BILL (A) (B)
      0.998%, 03/11/04
      (Cost $179,653) ...............................   $180,000       179,707
                                                                    ----------

--------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 21.1%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund ...........    476,619       476,619
   Union Bank of California, Collateral Money
     Market Fund ....................................      1,775         1,775
                                                                    ----------
   TOTAL CASH EQUIVALENTS
      (Cost $478,394) ...............................                  478,394
                                                                    ----------
   TOTAL INVESTMENTS -- 119.1%
      (Cost $2,424,904) .............................               2,700,556
                                                                    ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (90.3)%
--------------------------------------------------------------------------------


                                                          SHARES         VALUE
                                                          ------         -----

AUSTRALIA -- (4.1)%
   Alumina ..........................................     (6,847)    $ (33,894)
   Commonwealth Bank of Australia ...................       (921)      (20,436)
   Suncorp-Metway ...................................       (957)       (8,934)
   Woodside Petroleum ...............................     (2,741)      (30,565)
                                                                    ----------
                                                                       (93,829)
                                                                    ----------
BELGIUM -- (0.0)%
   Fortis ...........................................        (56)       (1,126)
                                                                    ----------
DENMARK -- (1.7)%
   Coloplast, Cl B ..................................        (66)       (5,646)
   Danske Bank ......................................       (306)       (7,179)
   H Lundbeck .......................................       (492)       (8,168)
   William Demant Holding* ..........................       (505)      (17,067)
                                                                    ----------
                                                                       (38,060)
                                                                    ----------
FINLAND -- (2.6)%
   Sampo, Cl A ......................................     (2,612)      (27,016)
   Stora Enso, Cl R .................................     (1,843)      (24,828)
   UPM - Kymmene ....................................       (354)       (6,751)
                                                                    ----------
                                                                       (58,595)
                                                                    ----------
FRANCE -- (2.0)%
   BIC ..............................................       (107)       (4,945)
   Lvmh Moet Hennesy Louis Vuittron .................       (246)      (17,904)
   Schneider Electric ...............................         (8)         (524)
   Suez .............................................       (578)      (11,614)
   Technip ..........................................        (90)       (9,740)
                                                                    ----------
                                                                       (44,727)
                                                                    ----------
GERMANY -- (1.7)%
   Beiersdorf .......................................        (54)       (6,552)
   Deutsche Bank ....................................        (51)       (4,226)
   Deutsche Boerse ..................................       (323)      (17,662)
   Muenchener Rueckver ..............................        (80)       (9,665)
                                                                    ----------
                                                                       (38,105)
                                                                    ----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (CONTINUED)
--------------------------------------------------------------------------------


                                                          SHARES         VALUE
                                                          ------         -----

JAPAN -- (24.5)%
   Aeon Credit Service ..............................       (300)    $ (12,793)
   Credit Saison ....................................     (1,200)      (27,097)
   FamilyMart .......................................       (700)      (15,937)
   Kajima ...........................................     (6,000)      (19,483)
   Keio Electric Railway ............................     (5,000)      (25,987)
   Mitsubishi Tokyo Financial Group .................         (3)      (23,402)
   NGK Insulators ...................................     (3,000)      (22,394)
   Nintendo .........................................       (200)      (18,662)
   Obayashi .........................................     (3,000)      (13,408)
   Oriental Land ....................................       (500)      (30,839)
   Seiyu* ...........................................     (5,000)      (16,936)
   Seven-Eleven Japan ...............................     (1,000)      (30,326)
   Shimamura ........................................       (400)      (27,172)
   Shimano ..........................................       (800)      (16,572)
   Shimizu ..........................................     (4,000)      (15,228)
   Shionogi .........................................     (1,000)      (18,624)
   Shiseido .........................................     (2,000)      (24,316)
   Stanley Electric .................................     (1,000)      (19,362)
   Sumitomo Metal Industries ........................     15,000)      (14,836)
   Taiheiyo Cement ..................................     (8,000)      (22,618)
   Taisei ...........................................     (5,000)      (18,289)
   Tobu Railway .....................................     (8,000)      (28,590)
   Tokyu ............................................     (4,000)      (20,528)
   TonenGeneral Sekiyu ..............................     (3,000)      (24,830)
   Tostem Inax Holding ..............................     (1,000)      (19,315)
   Toyoda Gosei .....................................       (600)      (17,300)
   Yamato Transport .................................     (1,000)      (11,776)
                                                                    ----------
                                                                      (556,620)
                                                                    ----------
NETHERLANDS -- (2.7)%
   ASML Holding* ....................................       (605)      (11,996)
   IHC Caland .......................................       (387)      (20,990)
   Numico* ..........................................       (572)      (15,808)
   Royal KPN* .......................................     (1,662)      (12,830)
   Wolters Kluwer ...................................        (13)         (203)
                                                                    ----------
                                                                       (61,827)
                                                                    ----------
SINGAPORE -- (1.2)%
   Singapore Press Holdings .........................     (2,526)      (28,111)
                                                                    ----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (CONTINUED)
--------------------------------------------------------------------------------


                                                          SHARES         VALUE
                                                          ------         -----

SWEDEN -- (0.8)%
   Hennes & Mauritz, Cl B ...........................       (652)    $ (15,495)
   Skandia Forsakrings ..............................       (475)       (1,730)
                                                                    ----------
                                                                       (17,225)
                                                                    ----------
SWITZERLAND -- (3.6)%
   ABB* .............................................       (513)       (2,603)
   Compagnie Financiere Richemont ...................       (815)      (19,572)
   Roche Holding ....................................       (308)      (31,068)
   Swiss Reinsurance ................................        (16)       (1,080)
   UBS ..............................................       (397)      (27,189)
                                                                    ----------
                                                                       (81,512)
                                                                    ----------
UNITED KINGDOM -- (10.7)%
   Abbey National ...................................     (2,374)      (22,567)
   BAE Systems ......................................     (3,112)       (9,373)
   BP ...............................................       (359)       (2,911)
   Brambles Industries ..............................     (6,863)      (25,002)
   Carnival .........................................       (240)       (9,671)
   GKN ..............................................     (3,470)      (16,586)
   HHG* .............................................     (4,536)       (3,281)
   Legal & General Group ............................     (9,091)      (16,315)
   Lloyds TSB Group .................................     (1,869)      (14,989)
   National Grid Transco ............................     (4,504)      (32,271)
   Pearson ..........................................       (813)       (9,053)
   Peninsular & Oriental Steam Navigation ...........     (4,738)      (19,508)
   Pilkington .......................................     (6,839)      (11,722)
   Reed Elsevier ....................................     (2,648)      (22,149)
   Royal Bank of Scotland Group .....................       (387)      (11,403)
   Scottish & Newcastle .............................     (2,262)      (15,317)
                                                                    ----------
                                                                      (242,118)
                                                                    ----------
UNITED STATES -- (34.7)%
   Alcoa ............................................       (335)      (12,730)
   American Electric Power ..........................       (514)      (15,682)
   Avery Dennison ...................................       (544)      (30,475)
   Bank of New York .................................       (481)      (15,931)
   Baxter International .............................       (568)      (17,335)
   Broadcom, Cl A* ..................................       (265)       (9,034)
   ChevronTexaco ....................................       (388)      (33,519)
   Cigna ............................................       (500)      (28,750)
   Cintas ...........................................       (575)      (28,825)
   Cisco Systems* ...................................       (300)       (7,287)
   Coca-Cola ........................................       (109)       (5,532)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (CONTINUED)
--------------------------------------------------------------------------------


                                                          SHARES         VALUE
                                                          ------         -----

UNITED STATES -- (CONTINUED)
   ConocoPhillips ...................................       (310)  $   (20,327)
   Corning* .........................................       (868)       (9,053)
   Deere ............................................       (187)      (12,164)
   Dow Chemical .....................................       (270)      (11,224)
   DTE Energy .......................................       (785)      (30,929)
   Ford Motor .......................................     (1,515)      (24,240)
   General Dynamics .................................        (32)       (2,892)
   General Motors ...................................       (516)      (27,554)
   Gillette .........................................        (28)       (1,028)
   H.J. Heinz .......................................       (762)      (27,760)
   Honeywell International ..........................       (371)      (12,403)
   International Paper ..............................       (335)      (14,442)
   JDS Uniphase* ....................................     (2,547)       (9,297)
   Kellogg ..........................................       (629)      (23,952)
   KeySpan ..........................................       (619)      (22,779)
   Lockheed Martin ..................................       (268)      (13,775)
   Lucent Technologies* .............................     (4,990)      (14,172)
   Mellon Financial .................................       (597)      (19,170)
   Newell Rubbermaid ................................     (1,421)      (32,356)
   Newmont Mining ...................................       (397)      (19,298)
   Northern Trust ...................................       (377)      (17,500)
   Novellus Systems* ................................       (377)      (15,853)
   Parker Hannifin ..................................        (41)       (2,440)
   PPG Industries ...................................       (372)      (23,815)
   Progress Energy ..................................       (370)      (16,746)
   Qualcomm .........................................        (27)       (1,456)
   Qwest Communications International* ..............     (3,788)      (16,364)
   Southern .........................................       (532)      (16,093)
   Southwest Airlines ...............................       (241)       (3,890)
   Sprint-PCS Group* ................................     (3,321)      (18,664)
   Starbucks* .......................................        (89)       (2,942)
   Tenet Healthcare* ................................     (1,444)      (23,176)
   Textron ..........................................       (293)      (16,719)
   TXU ..............................................     (1,290)      (30,599)
   Waste Management .................................       (397)      (11,751)
   Xcel Energy ......................................       (812)      (13,788)
                                                                   -----------
                                                                      (785,711)
                                                                   -----------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $1,740,421) .........................              $(2,047,566)
                                                                   ===========
    PERCENTAGES BASED ON NET ASSETS OF $2,266,825
 *  NON-INCOME PRODUCING SECURITY
 CL CLASS
SER SERIES
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
(C) ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PLEDGED AS COLLATERAL FOR SHORT SALES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------


At December 31, 2003, sector diversification of the Fund was as follows (unaudited):

                                                          % OF
SECTOR DIVERSIFICATION                                  NET ASSETS      VALUE
----------------------                                  ----------      -----
COMMON STOCK
Petroleum & Fuel Products ...........................        8.0%     $181,538
Building & Construction .............................        5.9       133,934
Computers & Services ................................        5.7       129,657
Transportation ......................................        5.2       118,296
Telephones & Telecommunications .....................        4.5       101,309
Financial Services ..................................        4.4        99,821
Insurance ...........................................        4.3        97,168
Metals & Mining .....................................        3.9        90,884
Banks ...............................................        3.8        85,318
Automotive ..........................................        3.7        83,115
Electrical Services .................................        3.3        75,002
Health Care .........................................        3.3        74,791
Household Products ..................................        3.2        72,384
Retail ..............................................        2.9        66,836
Communications Equipment ............................        2.9        65,974
Broadcasting, Newspapers & Advertising ..............        2.8        62,829
Chemicals ...........................................        2.8        62,732
Food, Beverage & Tobacco ............................        2.2        50,473
Securities Brokerage/Dealers ........................        2.2        50,337
Autoparts ...........................................        2.0        46,907
Machinery ...........................................        1.9        42,248
Aircraft ............................................        1.8        40,726
Concrete & Mineral Products .........................        1.8        39,935
Specialty Machinery .................................        1.7        38,844
Electronic Components ...............................        1.7        37,852
Commercial Banks ....................................        1.4        32,067
Gold ................................................        1.1        23,534
Wholesale ...........................................        0.7        14,911
Steel & Steel Works .................................        0.5        11,253
Real Estate .........................................        0.3         7,954
Apparel/Textiles ....................................        0.2         3,826
                                                          ------    ----------
TOTAL COMMON STOCK ..................................       90.1     2,042,455
CASH EQUIVALENTS ....................................       21.1       478,394
U.S. TREASURY OBLIGATION ............................        7.9       179,707
                                                           -----    ----------
TOTAL INVESTMENTS ...................................      119.1     2,700,556
                                                           -----    ----------
SECURITIES SOLD SHORT ...............................      (90.3)   (2,047,566)
TOTAL OTHER ASSETS AND LIABILITIES ..................       71.2     1,613,835
                                                           -----    ----------
TOTAL NET ASSETS ....................................      100.0%   $2,266,825
                                                           =====    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
Investments, at Cost ................................               $2,424,904
                                                                    ==========
Investments, at Value -- Note 2 .....................                2,700,556
Deposit with Broker for Securities Sold Short .......                1,653,991
Receivable of Variation Margin on Future Contracts ..                    5,524
Accrued Income ......................................                    7,204
Receivable for Capital Shares Sold ..................                    2,211
Unrealized Gain on Forward Contracts ................                       35
                                                                    ----------
     Total Assets ...................................                4,369,521
                                                                    ----------


LIABILITIES
Payable for Securities Sold Short at Value
   (Proceeds $1,740,421) ............................                2,047,566
Payable for Investment Securities Purchased .........                   17,165
Payable for Capital Shares Redeemed .................                    6,423
Payable for Dividends on Securities Sold Short ......                    3,031
Administration Fees Payable .........................                    1,025
Investment Advisory Fees Payable ....................                      530
Accrued Expenses ....................................                   26,956
                                                                    ----------
     Total Liabilities ..............................                2,102,696
                                                                    ----------
NET ASSETS ..........................................               $2,266,825
                                                                    ==========


NET ASSETS CONSIST OF:
Paid in Capital .....................................               $4,174,368
Undistributed Net Investment Income .................                      798
Accumulated Net Realized Loss .......................               (1,953,569)
Unrealized Appreciation on Investments and Futures
   Contracts ........................................                   44,024
Unrealized Appreciation on Forward Foreign
   Currency Contracts, Foreign Currency and
   Translation of Other Assets and Liabilities
   in Foreign Currency ..............................                    1,204
                                                                    ----------
TOTAL NET ASSETS-- 100.0% ...........................               $2,266,825
                                                                    ==========


INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization-- no par value) .........                  266,310
                                                                    ----------
NET ASSET VALUE, Offering and Redemption
   Price Per Share ..................................                    $8.51
                                                                    ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                DEFENSIVE             SHORT-TERM           GLOBAL LONG-SHORT
                                                               EQUITY FUND            INCOME FUND                FUND
                                                               -----------            -----------          -----------------
INVESTMENT INCOME
Dividends .................................................    $   823,445             $      --              $    45,646
Interest ..................................................         29,075               166,260                    3,721
Less: Foreign Taxes Withheld ..............................             --                    --                   (3,042)
                                                               -----------             ---------              -----------
   TOTAL INVESTMENT INCOME ................................        852,520               166,260                   46,325
                                                               -----------             ---------              -----------
EXPENSES
Administration Fees .......................................        282,368                54,119                   13,440
Investment Advisory Fees ..................................        244,561                23,465                   19,406
Transfer Agent Fees .......................................         65,065                29,426                   24,922
Legal Fees ................................................         64,812                10,400                    2,314
Shareholder Servicing Fees ................................         42,311                12,732                      133
Printing Fees .............................................         40,700                 8,003                      636
Registration and Filing Fees ..............................         17,819                14,810                   13,796
Audit Fees ................................................         16,422                16,001                   15,001
Trustees' Fees ............................................         11,901                 1,628                       --
Custodian Fees ............................................          6,279                 2,162                   29,901
Dividends on Securities Sold Short ........................        127,224                 --                      14,360
Other Expenses ............................................          7,005                 4,092                   10,101
                                                               -----------             ---------              -----------
   TOTAL EXPENSES .........................................        926,467               176,838                  144,010
                                                               -----------             ---------              -----------
Less:
Waiver of Investment Advisory Fees ........................       (230,412)              (23,465)                 (19,406)
Reimbursement of Other Expenses
    by Investment Adviser .................................          --                 (106,444)                 (85,015)
Directed Brokerage ........................................       (165,308)                   --                       --
                                                               -----------             ---------              -----------
   NET EXPENSES ...........................................        530,747                46,929                   39,589
                                                               -----------             ---------              -----------
NET INVESTMENT INCOME .....................................        321,773               119,331                    6,736
                                                               -----------             ---------              -----------
NET REALIZED GAIN (LOSS) ON:
   Investments (including securities sold short) ..........      4,885,862                37,677                  239,045
   Written Options ........................................     (3,171,948)              127,959                       --
   Foreign Currency Transactions ..........................        531,501                 --                      (3,723)
   Futures Contracts ......................................        388,468               151,130                  111,413
                                                               -----------             ---------              -----------
   TOTAL NET REALIZED GAIN ................................      2,633,883               316,766                  346,735
                                                               -----------             ---------              -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments (including securities sold short) ..........      6,493,457               (27,613)                   8,227
   Written Options ........................................     (1,185,955)               12,001                       --
   Foreign Currency Transactions ..........................        213,699                    --                      167
   Futures Contracts ......................................        508,175                34,781                   85,286
                                                               -----------             ---------              -----------
   NET CHANGE IN UNREALIZED APPRECIATION ..................      6,029,376                19,169                   93,680
                                                               -----------            ----------              -----------
   NET REALIZED AND UNREALIZED GAIN .......................      8,663,259               335,935                  440,415
                                                               -----------             ---------              -----------
INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................    $ 8,985,032             $ 455,266              $   447,151
                                                               ===========             =========              ===========


AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 DEFENSIVE EQUITY FUND
                                                                                          ----------------------------------
                                                                                             YEAR                  YEAR
                                                                                             ENDED                 ENDED
                                                                                          DECEMBER 31,           DECEMBER 31,
                                                                                              2003                  2002
                                                                                          ------------           -----------
OPERATIONS:
   Net Investment Income .............................................................    $    321,773           $   338,163
   Net Realized Gain (Loss) ..........................................................       2,633,883            (2,928,423)
   Net Change in Unrealized Appreciation (Depreciation) ..............................       6,029,376            (2,142,655)
                                                                                          ------------           -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................................................       8,985,032            (4,732,915)
                                                                                          ------------           -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .............................................................        (350,026)             (350,978)
   Return of Capital .................................................................              --               (12,492)
                                                                                          ------------           -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................................        (350,026)             (363,470)
                                                                                          ------------           -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................................      17,776,979             5,992,056
   In Lieu of Cash Distributions .....................................................         339,002               350,552
   Redeemed ..........................................................................     (17,189,465)           (6,920,731)
                                                                                          ------------           -----------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS ....................................................................         926,516              (578,123)
                                                                                          ------------           -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................................       9,561,522            (5,674,508)
                                                                                          ------------           -----------
NET ASSETS:
   Beginning of Year .................................................................      35,131,464            40,805,972
                                                                                          ------------           -----------
   End of Year (a) ...................................................................    $ 44,692,986           $35,131,464
                                                                                          ============           ===========
SHARES TRANSACTIONS:
   Issued ............................................................................       1,880,797               640,636
   In Lieu of Cash Distributions .....................................................          33,564                37,018
   Redeemed ..........................................................................      (1,752,672)             (716,609)
                                                                                          ------------           -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS .............         161,689               (38,955)
                                                                                          ============           ===========

(A) INCLUDING UNDISTRIBUTED/DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $565,659 AND $0 FOR THE DEFENSIVE EQUITY FUND,
    $(117,779) AND $(130,764) FOR THE SHORT-TERM INCOME FUND AND $798 AND $(560) FOR THE GLOBAL LONG-SHORT FUND FOR THE YEARS ENDED
    DECEMBER 31, 2003 AND 2002, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

                                                                                                      SHORT-TERM
                                                                                                      INCOME FUND
                                                                                           ----------------------------------
                                                                                              YEAR                  YEAR
                                                                                              ENDED                 ENDED
                                                                                           DECEMBER 31,          DECEMBER 31,
                                                                                               2003                  2002
                                                                                           -----------           -----------
OPERATIONS:
   Net Investment Income .............................................................     $   119,331           $    78,886
   Net Realized Gain (Loss) ..........................................................         316,766                85,861
   Net Change in Unrealized Appreciation (Depreciation) ..............................          19,169                74,987
                                                                                           -----------           -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................................................         455,266               239,734
                                                                                           -----------           -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .............................................................        (229,735)             (137,310)
   Return of Capital .................................................................              --                    --
                                                                                           -----------           -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................................        (229,735)             (137,310)
                                                                                           -----------           -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................................      18,767,787             6,291,796
   In Lieu of Cash Distributions .....................................................         228,927               151,310
   Redeemed ..........................................................................      (8,080,309)           (7,227,567)
                                                                                           -----------           -----------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS ....................................................................      10,916,405              (784,461)
                                                                                           -----------           -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................................      11,141,936              (682,037)
                                                                                           -----------           -----------
NET ASSETS:
   Beginning of Year .................................................................       3,913,051             4,595,088
                                                                                           -----------           -----------
   End of Year (a) ...................................................................     $15,054,987           $ 3,913,051
                                                                                           ===========           ===========
SHARES TRANSACTIONS:
   Issued ............................................................................       1,816,977               628,633
   In Lieu of Cash Distributions .....................................................          22,121                15,089
   Redeemed ..........................................................................        (781,767)             (722,674)
                                                                                           -----------           -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS .............       1,057,331               (78,952)
                                                                                           ===========           ===========

                                                                                                 GLOBAL LONG-SHORT FUND
                                                                                          ----------------------------------
                                                                                             YEAR                  YEAR
                                                                                             ENDED                 ENDED
                                                                                          DECEMBER 31,           DECEMBER 31,
                                                                                              2003                  2002
                                                                                          ------------           -----------
OPERATIONS:
   Net Investment Income .............................................................    $      6,736           $    31,907
   Net Realized Gain (Loss) ..........................................................         346,735              (257,654)
   Net Change in Unrealized Appreciation (Depreciation) ..............................          93,680               122,514
                                                                                          ------------           -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................................................         447,151              (103,233)
                                                                                          ------------           -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .............................................................          (9,002)              (41,069)
   Return of Capital .................................................................              --                  (839)
                                                                                          ------------           -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................................          (9,002)              (41,908)
                                                                                          ------------           -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................................      12,258,061             3,092,042
   In Lieu of Cash Distributions .....................................................           9,002                41,715
   Redeemed ..........................................................................     (11,909,495)           (6,116,068)
                                                                                          ------------           -----------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS ....................................................................         357,568            (2,982,311)
                                                                                          ------------           -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................................         795,717            (3,127,452)
                                                                                          ------------           -----------
NET ASSETS:
   Beginning of Year .................................................................       1,471,108             4,598,560
                                                                                          ------------           -----------
   End of Year (a) ...................................................................    $  2,266,825           $ 1,471,108
                                                                                          ============           ===========
SHARES TRANSACTIONS:
   Issued ............................................................................       1,735,120               419,924
   In Lieu of Cash Distributions .....................................................           1,085                 6,264
   Redeemed ..........................................................................      (1,687,729)             (826,480)
                                                                                          ------------           -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS .............          48,476              (400,292)
                                                                                          ============           ===========

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                          YEARS ENDED DECEMBER 31,
                                                                          --------------------------------------------------------


                                                                            2003      2002(2)       2001        2000        1999
                                                                          -------     -------     -------     -------      -------

Net Asset Value,
   Beginning of Period ...............................................    $  9.09     $ 10.46     $ 10.80     $ 11.82      $ 11.77
                                                                          -------     -------     -------     -------      -------
Income (Loss) from Investment Operations:
   Net Investment Income .............................................       0.08*       0.09        0.08        0.06         0.10
   Net Realized and Unrealized Gain (Loss) ...........................       2.01*      (1.36)      (0.30)      (0.82)        2.33
                                                                          -------     -------     -------     -------      -------
   Total from Investment Operations ..................................       2.09       (1.27)      (0.22)      (0.76)        2.43
                                                                          -------     -------     -------     -------      -------
Dividends and Distributions:
   Net Investment Income .............................................      (0.08)      (0.10)(1)   (0.07)      (0.07)       (0.08)
   Net Realized Gain .................................................         --          --       (0.05)      (0.19)       (2.30)
                                                                          -------     -------     -------     -------      -------
   Total Dividends and Distributions .................................      (0.08)      (0.10)(1)   (0.12)      (0.26)       (2.38)
                                                                          -------     -------     -------     -------      -------

Net Asset Value,
   End of Period .....................................................    $ 11.10     $  9.09     $ 10.46     $ 10.80      $ 11.82
                                                                          =======     =======     ======      =======      =======
TOTAL RETURN+ ........................................................      23.13%     (12.22)%     (1.98)%     (6.46)%      21.35%
                                                                          =======     =======     ======      =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ................................    $44,693     $35,131     $40,806     $48,244      $70,842
Ratio of Expenses to Average Net Assets**
   (including Dividend Expense) ......................................       1.30%       1.09%       0.99%       0.99%        1.04%
Ratio of Expenses to Average Net Assets**
   (excluding Dividend Expense) ......................................       0.99%       0.99%       0.99%       0.99%        1.04%
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Directed Brokerage;
   Including Dividend Expense) .......................................       2.27%       1.94%       1.69%       1.17%        1.18%
Ratio of Expenses to Average Net Assets
   (excluding Directed Brokerage, including Dividend Expense) ........       1.71%       1.46%       0.99%       0.99%        1.04%
Ratio of Net Investment Income to Average Net Assets .................       0.79%       0.91%       0.71%       0.51%        0.74%
Portfolio Turnover Rate ..............................................        218%        224%        216%        264%         360%

  * PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
 ** INCLUDES DIRECTED BROKERAGE OFFSET.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.003).
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC DEFENSE EQUITY FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC DEFENSE
    EQUITY FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC DEFENSE EQUITY FUND
    PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC DEFENSE EQUITY FUND. SEE NOTE 1 IN NOTES TO FINANCIAL
    STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                         YEARS ENDED DECEMBER 31,
                                                                         --------------------------------------------------------


                                                                           2003        2002(1)      2001        2000         1999
                                                                          -------      -------     ------      ------       ------

Net Asset Value,
   Beginning of Period ...............................................    $ 10.19      $ 9.93      $ 9.92      $ 9.79       $10.10
                                                                          -------      ------      ------      ------       ------
Income (Loss) from Investment Operations:
   Net Investment Income .............................................       0.16*       0.21        0.67        0.59         0.56
   Net Realized and Unrealized Gain (Loss) ...........................       0.42*       0.41        0.01        0.13        (0.31)
                                                                          -------      ------      ------      ------       ------
   Total from Investment Operations ..................................       0.58        0.62        0.68        0.72         0.25
                                                                          -------      ------      ------      ------       ------
Dividends:
   Net Investment Income .............................................      (0.32)      (0.36)      (0.67)      (0.59)       (0.56)
                                                                          -------      ------      ------      ------       ------

Net Asset Value,
   End of Period .....................................................     $10.45      $10.19      $ 9.93      $ 9.92       $ 9.79
                                                                          =======      ======      ======      ======       ======
TOTAL RETURN+ ........................................................       5.76%       6.39%       7.02%       7.60%        2.54%
                                                                          =======      ======      ======      ======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ................................    $15,055      $3,913      $4,595      $3,646       $3,729
Ratio of Expenses to Average Net Assets ..............................       0.60%       0.60%       0.60%       0.60%        0.69%
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Reimbursements) ............................       2.26%       4.31%       3.39%       3.86%        3.05%
Ratio of Net Investment Income to Average Net Assets .................       1.53%       2.08%       5.20%       6.02%        5.68%
Portfolio Turnover Rate ..............................................         22%        113%        167%         34%          62%

  * PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
    SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-TERM INCOME FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
    SHORT-TERM INCOME FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC
    SHORT-TERM INCOME FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC SHORT-TERM INCOME FUND. SEE
    NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                     SEPTEMBER 30,
                                                        YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED    1999*** TO
                                                       DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                           2003          2002(2)         2001            2000           1999
                                                       ------------    ------------   ------------    -----------     -----------
Net Asset Value,
   Beginning of Period ................................   $ 6.75         $ 7.44         $  9.78         $ 11.25         $10.00
                                                          ------         -------        -------         -------         ------
Income (Loss) from Investment Operations:
   Net Investment Income ..............................     0.03^          0.12            0.03            0.11           0.01
   Net Realized and Unrealized Gain (Loss) ............     1.76^         (0.62)          (2.32)          (1.40)          1.25
                                                          ------         -------        -------         -------         ------
   Total from Investment Operations ...................     1.79          (0.50)          (2.29)          (1.29)          1.26
                                                          ------         -------        -------         -------         ------
Dividends and Distributions:
   Net Investment Income ..............................    (0.03)         (0.19)(1)       (0.05)          (0.10)           --
   Net Realized Gain ..................................       --             --              --           (0.08)         (0.01)
                                                          ------         -------        -------         -------         ------
   Total Dividends and Distributions ..................    (0.03)         (0.19)(1)       (0.05)          (0.18)         (0.01)
                                                          ------         -------        -------         -------         ------
Net Asset Value,
   End of Period ......................................   $ 8.51         $ 6.75         $  7.44         $  9.78         $11.25
                                                          ======         ======         =======         =======         ======
TOTAL RETURN+ .........................................    26.59%         (6.73)%        (23.41)%        (11.44)%        12.67%**
                                                          ======         ======         =======         =======         ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .................   $2,267         $1,471         $ 4,599         $ 6,731         $1,658
Ratio of Expenses to Average Net Assets
   (including Dividend Expense) .......................     2.04%          1.30%           1.30%           1.30%          1.30%*
Ratio of Expenses to Average Net Assets
   (excluding Dividend Expense) .......................     1.30%          1.30%           1.30%           1.30%          1.30%*
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Including
   Dividend Expense) ..................................     7.42%          6.92%           4.78%           3.80%          1.69%*
Ratio of Net Investment Income to Average
   Net Assets .........................................     0.35%          1.05%           0.84%           1.11%          0.66%*
Portfolio Turnover Rate ...............................       63%           198%            176%             38%             5%

  ^ PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
  * ANNUALIZED
 ** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
*** COMMENCEMENT OF OPERATIONS.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
    SHARES.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.002).
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL LONG-SHORT FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
    INTERNATIONAL FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL
    LONG-SHORT FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC INTERNATIONAL FUND. SEE NOTE 1 IN
    NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Analytic Defensive Equity Fund (the "Defensive Equity Fund"), Analytic Short-Term Income Fund (the "Short-Term Income Fund") and Analytic Global Long-Short Fund (the "Global Long-Short Fund") (formerly "Analytic International Fund"), (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Funds' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of UAM Analytic Defensive Equity Fund, Analytic Short-Term Income Fund and Analytic International Fund (the "UAM Portfolios") each a series of the UAM Funds, Inc. II, (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's Analytic
Defensive Equity Fund, Analytic Short-Term Income Fund and Analytic International Fund (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Securities for which prices are not available, of which there were none at December 31, 2003, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Long-Short Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

     dollars on the date of valuation. The Global Long-Short Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Long-Short Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     DERIVATIVE FINANCIAL INSTRUMENTS -- Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Defensive Equity and Global Long-Short Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

     The following forward foreign currency contracts were outstanding on December 31, 2003:

                                                              IN                UNREALIZED
                                     CURRENCIES TO          EXCHANGE            APPRECIATION
      MATURITY DATES                RECEIVE (DELIVER)         FOR              (DEPRECIATION)
      --------------                -----------------      -----------         --------------
      DEFENSIVE EQUITY FUND
      FOREIGN CURRENCY PURCHASES
         03/17/04         AUD          11,400,000          $8,509,760            $ 146,424
         03/17/04         CAD           8,700,000           6,711,490               86,881
         03/17/04         EUR           7,300,000           9,186,398              228,783
      FOREIGN CURRENCY SALES
         03/17/04         CHF          (9,244,000)         (7,492,951)            (152,012)
         03/17/04         GBP            (900,000)         (1,601,393)             (39,911)
         03/17/04         JPY        (922,000,000)         (8,626,922)             (56,466)
                                                                                 ---------
                                                                                 $ 213,699

      CURRENCY LEGEND
      AUD --  Australian  Dollar    CHF -- Swiss Franc    GBP -- British  Pound
      CAD --  Canadian Dollar       EUR -- Euro Dollar    JPY -- Japanese Yen

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

     FUTURES CONTRACTS --Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.
     Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     WRITTEN OPTIONS -- When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

     When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

     meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

     Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Defensive Equity Fund are declared and paid quarterly, if available. Dividends from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Dividends from net investment income for the Global Long-Short Fund are declared and paid annually. Distributions of net realized capital gains, for all funds, will be distributed annually.

     DIRECTED BROKERAGE -- The Funds may direct certain fund trades to brokers who pay a portion of the Fund's expenses. Under this arrangement, the Defensive Equity Fund had expenses reduced by $165,308 during the year ended December 31, 2003.

     REDEMPTION FEES -- The Global Long-Short Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 60 days. For the year ended December 31, 2003, there were no redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEIInvestment Company and/or SEIInvestments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Distributor acted as an agent in placing repurchase agreements for the Funds. For the year ended December 31, 2003, the Distributor received $789 and $158 from the Defensive Equity and Short-Term Income Funds, respectively, through a reduction in yield earned by the Funds on those repurchase agreements. Effective October 24, 2003, this agreement was discontinued.

4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  DISTRIBUTION  AND  TRANSFER AGENCY
AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from theFunds for providing a variety of services, including record keeping and transaction processing. These shareholder servicing fees are based on the assets of the Funds that are serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment  advisory agreement,  Analytic Investors,  Inc.
(the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of the average net assets of the Defensive Equity Fund; 0.30% of the average net assets of the Short-Term Income Fund; and 1.00% of the average net assets of the Global Long-Short Fund.

The Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the total annual fund operating expenses of each Analytic Fund as follows: 0.99% of the Defensive Equity Fund; 0.60% of the Short-Term Income Fund and 1.30% of the Global Long-Short Fund. The fee waiver/expense reimbursement arrangement for each Fund can be terminated at any time at the option of the Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and options, for the year ended December 31, 2003 were as follows:

                                                                                U.S. GOVT.           U.S. GOVT.
                                       PURCHASES               SALES             PURCHASES             SALES
                                     ------------          ------------         -----------          ----------
      Defensive Equity Fund           $82,607,838           $89,196,842          $       --          $       --
      Short-Term Income Fund                   --                    --           9,008,452           1,212,342
      Global Long-Short Fund              453,276             1,808,464                  --                  --

Transactions in option contracts written in the Defensive Equity Fund for the year ended December 31, 2003 were as follows:

                                                                NUMBER OF
                                                                CONTRACTS                   PREMIUMS
                                                              --------------           ---------------
      Outstanding at December 31, 2002                              365                  $  2,152,705
      Options written                                             4,290                    19,276,630
      Options terminated in closing purchase transactions        (4,376)                  (20,814,102)
      Options expired                                               (29)                      (38,483)
                                                                 ------                  -------------
      Outstanding at December 31, 2003                              250                  $    576,750
                                                                 ======                  ============

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

Transactions in option contracts written in the Short-Term Income Fund for the year ended December 31, 2003 were as follows:

                                                                NUMBER OF
                                                                CONTRACTS                     PREMIUMS
                                                              --------------              --------------
      Outstanding at December 31, 2002                               34                     $   7,574
      Options written                                               779                       271,669
      Options terminated in closing purchase transactions          (312)                     (153,412)
      Options expired                                              (416)                      (92,661)
                                                                   ----                     ---------
      Outstanding at December 31, 2003                               85                     $  33,170
                                                                   ====                     =========

The following Funds had futures contracts open as of December 31, 2003:

                                  NUMBER                                      UNREALIZED
   CONTRACT                        OF               SETTLEMENT               APPRECIATION
   DESCRIPTION                  CONTRACTS              MONTH                (DEPRECIATION)
   -----------                  ----------         --------------          ---------------
   DEFENSIVE EQUITY FUND
   Australian 10 Yr Bond          (87)               March 2004              $(139,648)
   CAC40 10 Yr                    (63)             January 2004                (43,094)
   Canadian 10 Yr                  27                March 2004                 30,254
   DEFP 100 Index                 (67)               March 2004               (152,779)
   Euro Bond 10 Yr                 73                March 2004                148,395
   Hang Seng Index                 11              January 2004                  7,792
   IBEX Plus Index                 50              January 2004                165,457
   Japan 10 Yr Bond                (8)               March 2004                (75,771)
   MIB30 Index                    (23)               March 2004                 72,635
   OMX Index                      157              January 2004                 49,197
   S&P 500                         16                March 2004                207,600
   S&P/TSE 60 Index                51                March 2004                108,838
   SPI 200                         (9)               March 2004                (11,137)
   Topix Index                     20                March 2004                 73,408
   UK 10 Yr                       (28)               March 2004               (115,361)
   US 10 Yr Note                   94                March 2004                178,873
                                                                             ---------
                                                                             $ 504,659
                                                                             =========
   SHORT-TERM INCOME FUND
   Australian Dollar               10                March 2004                $13,500
   Canadian Dollar                  9                March 2004                  7,920
   Euro Dollar                      6                March 2004                 23,865
   Japanese Yen                    (5)               March 2004                 (2,300)
   Swiss Franc                     (9)               March 2004                (14,209)
                                                                             ---------
                                                                             $  28,776
                                                                             =========

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

                                 NUMBER                                       UNREALIZED
   CONTRACT                        OF                SETTLEMENT              APPRECIATION
   DESCRIPTION                  CONTRACTS              MONTH                (DEPRECIATION)
   -----------                 ----------           ------------           ---------------
   GLOBAL LONG-SHORT FUND
   Australian Dollar                6                March 2004              $   8,101
   Canadian Dollar                  6                March 2004                  5,641
   Euro Dollar                      4                March 2004                 15,701
   Australian 10 Yr                (7)               March 2004                (11,236)
   CAC 40 Index                    (3)             January 2004                 (2,052)
   S&P 500                          2                March 2004                 25,950
   S&P 500 E-mini                   4                March 2004                 10,220
   Euro Bond 10 Yr                  3                March 2004                  6,098
   DJ Eruo Stoxx 50                 3                March 2004                  2,606
   Hang Seng Index                  1              January 2004                    708
   DEFP 100 Index                  (2)               March 2004                 (4,561)
   IBEX 35 Plus Index               2              January 2004                  6,618
   UK 10 Yr                        (2)               March 2004                 (8,240)
   Japanese Yen                    (3)               March 2004                 (1,125)
   MIB 30 Index                    (1)               March 2004                  3,158
   OMX Index                        6              January 2004                  1,880
   S&P/TSE 60 Index                 3                March 2004                  6,402
   Swiss Franc                     (4)               March 2004                 (6,400)
   Topix Index                      2                March 2004                  6,517
   US 10 Yr Note                    5                March 2004                  9,531
                                                                             ---------
                                                                             $  75,517
                                                                             =========


7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

Permanent book and tax basis differences relating to the reclassification of short sale dividend expenses and foreign exchange gain (loss) may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------


Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of December 31, 2003.

                                        UNDISTRIBUTED
                                       NET INVESTMENT          ACCUMULATED
      FUNDS                                INCOME             REALIZED LOSS
      ---------                      --------------------    ----------------
      Defensive Equity Fund                $593,912            $(593,912)
      Short-Term Income Fund                123,389             (123,389)
      Global Long-Short Fund                  3,624               (3,624)

These reclassifications had no impact on the net assets or net asset value of the Funds.

The tax character of dividends and distributions paid during the last two years were as follows:

                                   ORDINARY             RETURN
      FUNDS                         INCOME            OF CAPITAL         TOTAL
      ---------                  -------------       ------------       --------
      Defensive Equity Fund
      2003                        $350,026              $    --         $350,026
      2002                         350,978               12,492          363,470
      Short-Term Income Fund
      2003                         229,735                   --          229,735
      2002                         137,310                   --          137,310
      Global Long-Short Fund
      2003                           9,002                   --            9,002
      2002                          41,069                  839           41,908

As of December 31, 2003, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                                          ANALYTIC FUNDS
                                                        --------------------------------------------------
                                                           DEFENSIVE         SHORT-TERM          GLOBAL
                                                            EQUITY             INCOME          LONG-SHORT
                                                             FUND               FUND              FUND
                                                        --------------     --------------      -----------
      Undistributed Ordinary Income                      $   779,358         $  31,466        $      1,081
      Capital Loss Carryforwards                          (2,784,017)         (467,332)         (1,878,814)
      Post-October Losses                                   (178,028)               --                  --
      Net Unrealized Appreciation (Depreciation)           5,001,833           (23,842)             38,087
      Other Temporary Differences                            (95,520)          (71,089)            (67,897)
                                                         -----------         ---------         -----------
      Total Distributable Earnings (Accumulated Losses)  $ 2,723,626         $(530,797)        $(1,907,543)

For Federal income tax purposes, capital loss carryforwards (which will expire in the years indicated) may be carried forward and applied against future capital gains as follows:

      FUNDS                    2004        2005       2007         2008        2009           2010          2011          TOTAL
      ------                   ----        ----       ----         ----        ----           ----          ----          ------
      Defensive Equity Fund  $     --     $   --     $    --     $    --     $      --     $1,666,665   $1,117,352     $2,784,017
      Short-Term
       Income Fund            372,492      3,860      70,796      20,184            --             --           --        467,332
      Global Long-Short Fund       --         --          --          --      1,354,238       524,576           --      1,878,814

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------


During the year ended December 31, 2003, the Short-Term Income Fund and Global Long-Short Fund utilized capital loss carryforwards of $328,457 and $373,314, respectively, to offset capital gains.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2002 through December 31, 2003 that, in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

At December 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:

                                                                                             NET UNREALIZED
                                    FEDERAL           APPRECIATED      DEPRECIATED           APPRECIATION
      FUNDS                        TAX COST           SECURITIES        SECURITIES           (DEPRECIATION)
      ------                    --------------       ------------      ------------          --------------
      Defensive Equity Fund      $47,170,909         $5,765,941          $(310,959)            $5,454,982
      Short-Term Income Fund      14,427,575             22,972            (86,435)               (63,463)
      Global Long-Short Fund       2,499,664            283,263            (14,749)               268,514

8. INVESTMENT RISKS:

At December 31, 2003 the net assets of the Global Long-Short Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.


9. OTHER:

At December 31, 2003, the percentage of total shares  outstanding held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Fund was as follows:

      FUNDS                                 NO. OF SHAREHOLDERS     % OWNERSHIP
      ------                                -------------------     ------------
      Defensive Equity Fund                         2                   32.2%
      Short-Term Income Fund                        2                   71.4
      Global Long-Short Fund                        3                   96.1

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


To the Board of Trustees of
The Advisors' Inner Circle Fund and the Shareholders of
Analytic Defensive Equity Fund
Analytic Short-Term Income Fund
Analytic Global Long-Short Fund

In our opinion, the accompanying statements of net assets of Analytic Defensive Equity Fund and Analytic Short-Term Income Fund, and statement of assets and liabilities, including the schedule of investments, of Analytic Global Long-Short Fund, formerly International Fund, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Analytic Defensive Equity Fund, Analytic Short-Term Income Fund and Analytic Global Long-Short Fund (three of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 13, 2004

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND


------------------------------------------------------------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust,  length of term of office,  and the principal  occupations for the last five years of each of the  persons  currently  serving as Trustees  and  Officers  of the Trust.  Trustees  who are deemed not to be
"interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are



                                                         TERM OF
                                  POSITION(S)           OFFICE AND
    NAME, ADDRESS,                 HELD WITH            LENGTH OF                          PRINCIPAL OCCUPATION(S)
        AGE(1)                     THE TRUST          TIME SERVED(2)                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                      Trustee            (Since 1993)             Vice Chairman  Ameritrust Texas N.A.,
76 yrs. old                                                                     1989-1992, and MTrust Corp., 1985-1989.

------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON                 Trustee            (Since 1993)             Pennsylvania State University, Senior Vice
76 yrs. old                                                                     President, Treasurer (Emeritus); Financial
                                                                                and Investment Consultant, Professor of
                                                                                Transportation since 1984; Vice President-
                                                                                Investments, Treasurer, Senior Vice President
                                                                                (Emeritus), 1982-1984. Director,
                                                                                Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                    Trustee            (Since 1993)             Private investor from 1987 to present. Vice
74 yrs. old                                                                     President and Chief Financial officer, Western
                                                                                Company of North America (petroleum service
                                                                                company), 1980-1986. President of Gene Peters
                                                                                and Associates (import company), 1978-1980.
                                                                                President and Chief Executive Officer of Jos.
                                                                                Schlitz Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                     Trustee            (Since 1994)             Partner, Dechert (law firm) September
72 yrs. old                                                                     1987-December 1993.









------------------------------------------------------------------------------------------------------------------------------------
1 Unless  otherwise  noted,  the  business  address of each  Trustee is SEI  Investments  Company,  1 Freedom  Valley  Drive,  Oaks,
  Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor,  or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange  Commission under the Securities Exchange Act of 1934
  (i.e., "public companies") or other investment companies registered under the 1940 Act.




                                        44

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------

Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's
Distributor.


                                             NUMBER OF
                                            PORTFOLIOS
                                          IN THE ADVISORS'
                                         INNER CIRCLE FUND
                                         OVERSEEN BY BOARD                           OTHER DIRECTORSHIPS
                                              MEMBER                               HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                                  45                              Trustee of The Arbor Funds,
76 yrs. old                                                                     The MDL Funds, and The
                                                                                Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON                             45                              Member and Treasurer, Board of
76 yrs. old                                                                     Trustees of Grove City College.
                                                                                Trustee of The Arbor Funds,
                                                                                The MDL Funds, and The
                                                                                Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                                45                              Trustee of The Arbor Funds,
74 yrs. old                                                                     The MDL Funds, and The
                                                                                Expedition Funds.




------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                                 45                              Trustee of The Arbor Funds,
72 yrs. old                                                                     The MDL Funds, The Expedition Funds,
                                                                                SEI Asset Allocation Trust, SEI Daily
                                                                                Income Trust, SEI Index Funds,
                                                                                SEI Institutional  International Trust,
                                                                                SEI Institutional Investments Trust,
                                                                                SEI Institutional Managed Trust,
                                                                                SEI Liquid Asset Trust. SEI Tax
                                                                                Exempt Trust, State Street Research
                                                                                Funds and Massachusetts Health and
                                                                                Education Tax-Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------






                                        45

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                         TERM OF
                                  POSITION(S)           OFFICE AND
    NAME, ADDRESS,                 HELD WITH            LENGTH OF                             PRINCIPAL OCCUPATION(S)
        AGE(1)                     THE TRUST          TIME SERVED(2)                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.             Trustee            (Since 1999)             Chief Executive Officer, Newfound
61 yrs. old                                                                     Consultants Inc. since April 1997. General
                                                                                Partner, Teton Partners, L.P., June 1991-
                                                                                December 1996; Chief Financial Officer,
                                                                                Nobel Partners, L.P., March 1991-December
                                                                                1996.





------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                   Chairman            (Since 1991)             Currently performs various services on behalf
57 yrs. old                       of the Board                                  of SEI Investments for which Mr. Nesher is
                                  of Trustees                                   compensated. Executive Vice President of SEI
                                                                                Investments, 1986-1994. Director and
                                                                                Executive Vice President of the Administrator
                                                                                and the Distributor, 1981-1994.







------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                    Trustee            (Since 1992)             Partner, Morgan, Lewis & Bockius LLP
1701 Market Street,                                                             (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                                          the Administrator and the Distributor. Director
63 yrs. old                                                                     of SEI Investments since 1974; Secretary of
                                                                                SEI Investments since 1978.



------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
  (i.e., "public companies") or other investment companies registered under the 1940 Act.




                                        46


                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------

                                             NUMBER OF
                                            PORTFOLIOS
                                          IN THE ADVISORS'
                                         INNER CIRCLE FUND
                                         OVERSEEN BY BOARD                           OTHER DIRECTORSHIPS
                                              MEMBER                               HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.                         45                              Trustee, Navigator Securities Lending
61 yrs. old                                                                     Trust, since 1995. Trustee of The
                                                                                Arbor Funds, The MDL Funds,
                                                                                The Expedition Funds, SEI Asset
                                                                                Allocation Trust, SEI Daily
                                                                                Income Trust, SEI Index Funds,
                                                                                SEI Institutional International Trust,
                                                                                SEI Institutional Investments Trust,
                                                                                SEI Institutional Managed Trust,
                                                                                SEI Liquid Asset Trust and
                                                                                SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS


ROBERT A. NESHER                                45                              Trustee of The Arbor Funds, Bishop
57 yrs. old                                                                     Street Funds, The Expedition Funds,
                                                                                The MDL Funds, SEI Asset Allocation
                                                                                Trust, SEI Daily Income Trust, SEI
                                                                                Index Funds, SEI Institutional
                                                                                International Trust, SEI Institutional
                                                                                Investments Trust, SEI Institutional
                                                                                Managed Trust, SEI Liquid Asset
                                                                                Trust, SEI Tax Exempt Trust.
                                                                                SEI Opportunity Master Fund, L.P.,
                                                                                SEI Opportunity Fund, L.P., SEI
                                                                                Absolute Return Master Fund, L.P.
                                                                                and SEI Absolute Return Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                                45                              Trustee of The Arbor Funds, The
1701 Market Street,                                                             MDL Funds, The Expedition Funds,
Philadelphia, PA 19103                                                          SEI Asset Allocation Trust, SEI Daily
63 yrs. old                                                                     Income Trust, SEI Index Funds, SEI
                                                                                Institutional International Trust, SEI
                                                                                Institutional Investments Trust, SEI
                                                                                Institutional Managed Trust, SEI Liquid
                                                                                Asset Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------



                                        47

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                         TERM OF
                                  POSITION(S)           OFFICE AND
    NAME, ADDRESS,                 HELD WITH            LENGTH OF                             PRINCIPAL OCCUPATION(S)
        AGE(1)                     THE TRUST          TIME SERVED(2)                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                 President           (Since 2003)             Senior Operations Officer, SEI Investments,
41 yrs.old                                                                      Fund Accounting and Administration since
                                                                                1996. From 1993 until 1996, Assistant Chief
                                                                                Accountant for the U.S. Securities and Exchange
                                                                                Commission's Division of Management.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER                     Controller and Chief      (Since 2001)             Director, SEI Investments, Fund Accounting
SPRATLEY, CPA                  Financial Officer                                and Administration since November 1999;
34 yrs. old                                                                     Audit Manager, Ernst & Young LLP from
                                                                                1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN              Co-Controller and Co-Chief   (Since 2003)             Director, SEI Investments, Fund Accounting
39 yrs. old                  Financial Officer                                  and Administration since June 2001. From
                                                                                March 2000 to 2001, Vice President of Funds
                                                                                Administration for J.P. Morgan Chase & Co.
                                                                                From 1997 to 2000, Vice President of Pension
                                                                                and Mutual Fund Accounting for Chase
                                                                                Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A. GAVALIS              Vice President and       (Since 1998)             Vice President and Assistant Secretary
39 yrs. old                  Assistant Secretary                                of SEI Investments, SEI Investments
                                                                                Global Funds Services and SEI Investments
                                                                                Distribution Co. since 1998; Assistant
                                                                                General Counsel and Director of Arbitration,
                                                                                Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.





                                        48

------------------------------------------------------------------------------------------------------------------------------------


                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------

                                             NUMBER OF
                                            PORTFOLIOS
                                          IN THE ADVISORS'
                                         INNER CIRCLE FUND
                                         OVERSEEN BY BOARD                           OTHER DIRECTORSHIPS
                                              MEMBER                                   HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------


OFFICERS
--------


JAMES F. VOLK, CPA                             N/A                                           N/A
41 yrs.old



------------------------------------------------------------------------------------------------------------------------------------

JENNIFER                                       N/A                                           N/A
SPRATLEY, CPA
34 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

PETER GOLDEN                                   N/A                                           N/A
39 yrs. old





------------------------------------------------------------------------------------------------------------------------------------

LYDIA A. GAVALIS                               N/A                                           N/A
39 yrs. old





------------------------------------------------------------------------------------------------------------------------------------


                                        49


THE ADVISORS' INNER CIRCLE FUND


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                         TERM OF
                                  POSITION(S)           OFFICE AND
    NAME, ADDRESS,                 HELD WITH            LENGTH OF                             PRINCIPAL OCCUPATION(S)
        AGE(1)                     THE TRUST          TIME SERVED(2)                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

TIMOTHY D. BARTO           Assistant Vice President    (Since 2000)             Vice President and Assistant Secretary of SEI
35 yrs. old                and Assistant Secretary                              Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 1999;
                                                                                Associate, Dechert (law firm) from 1997-1999;
                                                                                Associate, Richter, Miller & Finn (law firm)
                                                                                from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI         Assistant Vice President    (Since 2000)             Vice President and Assistant Secretary of
35 yrs. old                    and Secretary                                    SEI Investments Global Funds Services and
                                                                                SEI Investments Distribution Co. since 2000;
                                                                                Vice President, Merrill Lynch & Co. Asset
                                                                                Management Group from 1998-2000; Associate
                                                                                at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.                  Vice President and       (Since 2000)             Vice President and Assistant Secretary of SEI
MCCULLOUGH                   Assistant Secretary                                Investments Global Funds Services and SEI
43 yrs. old                                                                     Investments Distribution Co. since 1999;
                                                                                Associate at White and Williams LLP
                                                                                from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                 Vice President and       (Since 2001)             Vice President and Assistant Secretary of SEI
32 yrs. old                  Assistant Secretary                                Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 2001;
                                                                                Associate at Howard Rice Nemorvoski
                                                                                Canady Falk & Rabkin from 1998-2001;
                                                                                Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA                   Vice President and       (Since 2002)             Middle Office Compliance Officer at SEI
40 yrs. old                  Assistant Secretary                                Investments since 2000; Supervising Examiner
                                                                                at Federal Reserve Bank of Philadelphia from
                                                                                1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT                  Vice President and       (Since 2003)             Employed by SEI Investments Company since
42 yrs. old                  Assistant Secretary                                2003. Associate at Drinker Biddle & Reath,
                                                                                LLP from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.





                                        50




                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------

                                             NUMBER OF
                                            PORTFOLIOS
                                          IN THE ADVISORS'
                                         INNER CIRCLE FUND
                                         OVERSEEN BY BOARD                           OTHER DIRECTORSHIPS
                                              MEMBER                                   HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

TIMOTHY D. BARTO                               N/A                                           N/A
35 yrs. old




------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI                             N/A                                           N/A
35 yrs. old





------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.                                   N/A                                           N/A
MCCULLOUGH
43 yrs. old


------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                                  N/A                                           N/A
32 yrs. old




------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA                                    N/A                                           N/A
40 yrs. old


------------------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT                                   N/A                                           N/A
42 yrs. old

------------------------------------------------------------------------------------------------------------------------------------


THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   DIVIDENDS
                                                                QUALIFYING FOR
                                                                   CORPORATE
                                   ORDINARY                        DIVIDENDS       QUALIFYING        FOREIGN
                                    INCOME           TOTAL         RECEIVABLE       DIVIDEND           TAX
                                 DISTRIBUTIONS   DISTRIBUTIONS     DEDUCTION       INCOME (1)        CREDIT (2)
                                 -------------   -------------    ------------     ----------       -----------
Defensive Equity Fund              100.00%          100.00%          59.07%          100.00%          0.00%
Short-Term Income Fund             100.00%          100.00%           0.00%            0.00%          0.00%
Global Long-Short Fund             100.00%          100.00%           0.00%          100.00%         25.26%

For the calendar year ended December 31, 2003, the percentage of income earned from direct U.S. government  obligations for Analytic
Funds - Defensive Equity, Short-Term Income and Global Long-Short was 1.63%, 87.27% and 1.85% respectively.

(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief
    Reconciliation  Act of 2003 and is reflected as a percentage of "Ordinary Income  Distributions." It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by the law.

(2) Foreign tax credit pass thru  represents  the amount  eligible for the foreign tax credit and is  reflected  as a percentage  of
    "Ordinary Income Distributions."

    The information  reported herein may differ from the information and distributions  taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 For 1099-DIV.

                                      NOTES

                               THE ANALYTIC FUNDS
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                                   (toll free)
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



This information must be preceded or accompanied by a current prospectus for the Funds described.





ANA-AR-001-0200

        ITEM 2.      CODE OF ETHICS.

        The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

        ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT

        (a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

        (a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

        ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Fees billed by PriceWaterhouseCoopers LLP Related to the Fund

        PriceWaterhouseCoopers LLP billed the Fund aggregate fees for services rendered to the Fund for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                          2003                                                   2002
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
----- ------------ ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)   Audit          $  42,675             N/A               N/A           $  39,000            N/A                N/A
       Fees (1)

----- ------------ ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)   Audit-             N/A            $ 97,783(2)          N/A               N/A              N/A                N/A
       Related
       Fees
----- ------------ ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)   Tax                N/A               N/A               N/A               N/A              N/A                N/A
       Fees

----- ------------ ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)   All                N/A            $  5,045(3)          N/A               N/A              N/A                N/A
       Other
       Fees
----- ------------ ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

        Notes:
            (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
            (2) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework and 404 readiness assistance.
            (3) Includes fees for agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA Patriot Act for the SEI II Funds.

        (e)(1)   Not applicable
        (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                   ----------------------- ------------- ------------
                                               2003         2002
                   ----------------------- ------------- ------------
                    Audit-Related Fees          0 %           0 %

                   ----------------------- ------------- ------------
                    Tax Fees                    0 %           0 %

                   ----------------------- ------------- ------------
                    All Other Fees              0 %           0 %

                   ----------------------- ------------- ------------


        (f)     Not applicable
        (g) The aggregate non-audit fees and services billed by PriceWaterhouseCoopers LLP for the last two fiscal years were $102,828 for 2003 and $0 for 2002.
        (h)     Not applicable

        ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

        ITEM 6.  (RESERVED)

        ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

        ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

        ITEM 9.     CONTROLS AND PROCEDURES.

        (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

        (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

        ITEMS 10.   EXHIBITS.

        (a)(1) Code of Ethics attached hereto.

        (a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

        (b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

        Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        (Registrant)                  The Advisors' Inner Circle Fund


        By (Signature and Title)*
                                                      /s/ James F. Volk
                                                      --------------------------
                                                        James F. Volk, President
        Date 02/20/04





        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By (Signature and Title)*
                                                    /s/ James F. Volk
                                                    ----------------------------
                                                        James F. Volk, President
        Date 02/20/04


        By (Signature and Title)*
                                          /s/ Jennifer E. Spratley
                                          --------------------------------------
                                          Jennifer E. Spratley, Controller & CFO
        Date 02/20/04

             o Print the name and title of each signing officer under his or her signature.